RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Schedule of Right of use asset and lease liability) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Right-of-use asset
Beginning Balance	$ 2,706,368	$ 1,374,800
Additions	702,473	1,721,936
Cancellation	(1,086,971)
Depreciation	(262,540)	(317,208)
Impact of foreign exchange	(375,830)	(370,602)
Monetary adjustment for hyperinflationary economy	201,933	297,442
Ending balance	1,885,433	2,706,368
Lease liability
Beginning Balance	2,703,129	1,374,800
Additions	702,473	1,721,936
Cancellation	(1,199,643)
Lease payments	(553,130)	(570,512)
Lease interest	374,216	488,484
Impact of foreign exchange	(341,367)	(311,579)
Operating lease liability	1,685,678	2,703,129
Current portion	92,308	206,079
Non-current lease liabilities	1,593,370	2,497,050
Lease liabilities	$ 1,685,678	$ 2,703,129